8. Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 86,080	$ 91,414	$ 88,752	$ 86,152	$ 83,614